Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAXES

NOTE 18 — INCOME TAXES

As of December 31, 2021 and 2020, the Company had net operating loss carry forwards of approximately $438,209 and $347,000, respectively, that may be available to reduce future years’ taxable income in varying amounts through 2041.

The provision for Federal income tax consists of the following:

The cumulative tax effect at the expected rate of (3.4)% and (4.8)% of significant items comprising the Company’s net deferred tax amount is as follows:

The components for the provision of income taxes include:

	December 31, 2021	December 31, 2020
Current Federal and State	$143,000	$—
Deferred Federal and State	75,300	83,900
Total (benefit) provision for income taxes	$218,300	$(83,900)

A reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate is as follows:

	December 31, 2021	December 31, 2020
Federal tax	21.0%	21.0%
State tax	1.7%	4.1%
Discontinued operations	0.0%	(5.4)%
Permanent items	(5.0)%	(1.6)%
Measurement Period Adjustment	(16.9)%	0.0%
Valuation Allowance	2.3%	(22.6)%
Other	(6.5)%	(0.3)%
Effective income tax rate	(3.4)%	(4.8)%

Deferred income taxes reflect the net tax effect of temporary differences between amounts recorded for financial reporting purposes and amounts used for tax purposes. The Company has a net cumulative current deferred tax asset of $242,000 and a net cumulative long-term deferred tax liability of ($2,312,000). The major components of deferred tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets
Inventory obsolescence	$107,000	$4,000
Sales return reserve	—	48,000
Business interest limitation	481,000	20,000
Lease liability	712,000	95,000
Other	135,000	55,000
Loss carryforward	153,000	94,000
Valuation Allowance	—	(132,000)
Total deferred tax assets	$1,588,000	$184,000
Deferred tax liabilities
Fixed assets	$(230,000)	$(89,000)
Right of Use Assets	(706,000)	(95,000)
Intangibles	(2,722,000)	—
Total deferred tax liabilities	$(3,658,000)	$(184,000)
Total net deferred income tax assets (liabilities)	$(2,070,000)	$—

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. At December 31, 2011 and 2020, the Company does not believe that a liability for uncertain tax provisions exists, and therefore, accrued interest and penalties were $0 and $0, respectively. The tax years ended December 31, 2016 through December 31, 2021 are considered to be open under statute and therefore may be subject to examination by the Internal Revenue Service and various state jurisdictions.

The Company is a partnership for federal income taxes; however, its subsidiaries are C corporations. The Company will file consolidated returns whenever possible. Following is a summary of prepaid and deferred tax assets and liabilities for December 31, 2021 and 2020.

	As of December 31,
	2021	2020
Prepaid income taxes (accrued tax liability)	$(175,000)	$21,000
Deferred tax asset (liability)	$(2,070,000)	$—
	Years Ended December 31,
	2021	2020
Income tax (benefit)/expense	$218,000	$(84,000)